UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-21419


                                SPARX Funds Trust

               (Exact name of registrant as specified in charter)


                  360 Madison Avenue, New York, New York, 10017

               (Address of principal executive offices) (Zip code)


                               James W. Cox, Esq.
                     SPARX Investment & Research, USA, Inc.
                               360 Madison Avenue
                            New York, New York 10017
                     (Name and address of agent for service)



Registrant's telephone number, including area code:  (212) 452-5000


Date of fiscal year end: October 31


Date of reporting period: April 30, 2005


Item 1.  Reports to Stockholders

SPARX JAPAN FUND

LETTER TO SHAREHOLDERS

APRIL 30, 2005

DEAR INVESTORS:

FUND COMMENTARY

For the six-month period ended April 30, 2005, the Investor Shares of the SPARX Japan Fund had a total return(1) of +10.31% and the Institutional Shares of the Fund had a total return of +10.23%, while the TOPIX rose +4.75% and +4.71% in Dollar and Yen terms, respectively, over the same period(2). For the one year period through March 31, 2005, the Investor Shares and Institutional Shares had a total return of +13.52% and +13.53%, respectively. For the period from the Fund's inception on October 31, 2003 through March 31, 2005, the Investor Shares and Institutional Shares had an average annual return of +32.34% and +32.42%, respectively(3).The performance data quoted represents past performance, which does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted here. To obtain performance information current to the most recent month end, please call 1-800-632-1320 or visit the Fund's website at www.sparxfunds.com.

Six-month results in the Fund were primarily achieved by identifying many small, yet attractive companies with excellent earnings growth. The Fund's exposure to the small cap market represented a significant portion of the Fund's assets over the six-month period, and the portfolio ended the period with almost 45% exposure to smaller cap companies. Among small cap investments, MOC(4), a sales agency for restaurants hosting wedding receptions, performed well and had a significant positive effect on the Fund's performance. Also, one of our larger company investments, Orient Corporation(4), a leading consumer credit company, performed well and contributed to the Fund's positive performance. The Fund also benefited from its decision to continue attempts to substantially hedge the Dollar-Yen currency risk, as the dollar generally rallied in the middle to latter portion of this reporting period, albeit with some volatility. In reviewing this single country investment, investors should consider carefully the risks and opportunities of investing in Japanese stocks(5).

There were no new initial public offering (IPO) purchases during this six-month period. However, during the one-year period and for the longer-term performance figures shown above, the Fund achieved a significant portion of its performance due to IPO investments. AS INVESTORS MAY KNOW, THE EFFECT OF IPO INVESTMENTS ON FUND PERFORMANCE CAN BE SIGNIFICANT, PARTICULARLY GIVEN THE RELATIVELY SMALL SIZE OF THIS FUND. WHILE THE FUND MAY INVEST FROM TIME-TO-TIME IN IPO ISSUES THAT MEET ITS INVESTMENT CRITERIA, WE REMIND INVESTORS TO BE AWARE THAT THE IPO PERFORMANCE EFFECT ON THE FUND MAY NOT BE AS LARGE IN THE FUTURE.

MARKET COMMENTARY

The Japanese stock market, as measured by the TOPIX, rose +4.75% and +4.71% in Dollar and Yen terms, respectively, over the six-month period ended April 30, 2005.

Many mid and small cap companies, especially some within the micro cap universe, performed very well and were partially supported, in our view, by demand for high dividend-yielding stocks with the launch of dividend theme-oriented mutual funds. With the end of March marking the fiscal year end for most Japanese companies, these mutual funds positioned themselves to become the shareholder of record so as to take advantage of any dividend pay-outs.

Also, we believe the events related to Livedoor's hostile takeover bid for Nippon Broadcasting drew interest to companies, primarily smaller caps, trading at a low price-to-book ratio. We believe the Livedoor episode marks a landmark event where Japanese managers are beginning to seriously consider the importance of minding shareholder value and corporate governance in the operation of their businesses. Given the current market-environment change towards mergers and acquisitions, careful stock analysis is required when evaluating group companies because possible mergers, and more importantly, the terms of such mergers, may affect whether a company is truly undervalued or not.

MARKET OUTLOOK AND INVESTMENT STRATEGY

In our opinion, the start of the new fiscal year in Japan has been characterized by a state of confusion with positive and negative elements becoming entangled. We intend to avoid being influenced by these short-term market trends.

Our investment approach remains unchanged. We will continue to seek to acquire attractive businesses with strong earnings growth managed by quality people. Our challenge remains finding good businesses that are not clearly understood by the rest of the market. While the recent correction has brought down valuations to more attractive levels, we hope that further pricing inefficiencies will provide us more opportunities to purchase quality companies.

Sincerely,


Shuhei Abe                              Kahori Ando
Primary Portfolio Manager               Co-Portfolio Manager

(1) Total return measures change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Total return reflects aggregate change and is not annualized.

(2) Returns for the TOPIX take into account the reinvestment of dividends. The TOPIX, also known as the Tokyo Price Index, is an unmanaged, capitalization-weighted index of all the companies listed on the First
     Section of the Tokyo Stock Exchange. The TOPIX is referred to for comparative purposes only and is not intended to parallel the risk or investment style of the Fund. Investors cannot invest directly in the TOPIX.

(3) The performance returns for the Fund reflect a fee waiver in effect. In the absence of such waiver, the returns for the Investor Shares and Institutional Shares are estimated to be +6.60% and +7.61% for the one year period ended March 31, 2005, and +18.48% and +33.67% for the period from the Fund's inception through March 31, 2005, respectively. THE FUND ACHIEVED A SIGNIFICANT PORTION OF ITS PERFORMANCE DURING THIS SHORT PERIOD SINCE INCEPTION DUE TO IPO INVESTMENTS AND THE RELATIVELY SMALL SIZE OF THE FUND. Performance for the Investor Shares includes the effect of a 12b-1 fee in the amount of 0.25%. A redemption fee of 2.00% may be imposed on redemptions or exchanges of shares you have owned for 60 days or less. Please see the prospectus for more information.

(4) See the accompanying Schedule of Investments for the percentage of the Fund's portfolio represented by the securities or sectors mentioned in this letter. Portfolio composition will change over time due to ongoing management of the Fund. References to specific securities and their issuers and to sectors are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations of the Fund, its adviser or distributor to purchase or sell such securities. Sectors and securities mentioned are presented to illustrate sectors and securities in which the portfolio may invest. Portfolio holdings are subject to change daily.

(5) Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquity, government regulations, differences in securities regulations and accounting standards, possible changes in taxation, limited public information and other factors. Because of the Fund's concentration in securities issued by companies located in Japan, the Fund will be particularly subject to the risks of any adverse social, political and economic events which occur in Japan or affect Japanese markets, and the value of the Fund's shares may be more volatile than funds that do not similarly concentrate their investments.

INVESTMENTS BY SECTOR (Unaudited)
(AS A PERCENTAGE OF LONG-TERM INVESTMENTS)


OTHER*.................................................................... 8.02%
ELECTRIC APPLIANCES ......................................................12.85%
BANKS ....................................................................12.22%
WHOLESALE TRADE ..........................................................11.55%
SERVICES ................................................................. 9.95%
RETAIL TRADE ............................................................. 8.84%
TRANSPORTATION EQUIPMENT ................................................. 6.74%
MACHINERY ................................................................ 5.61%
OTHER PRODUCTS ........................................................... 5.56%
REAL ESTATE SERVICES ..................................................... 4.01%
TEXTILES & APPAREL ....................................................... 2.74%
OTHER FINANCIAL BUSINESS ................................................. 2.62%
COMMUNICATION ............................................................ 2.49%
METAL PRODUCTS ........................................................... 2.45%
FOODS .................................................................... 2.19%
CHEMICALS ................................................................ 2.15%


* All remaining sectors


--------------------------------------------------------------------------------
A description of the SPARX Japan Fund portfolio security proxy voting policies and procedures and a record of the Fund's proxy votes for the most recent period ended June 30 are available without charge, upon request, by calling 1-800-632-1320 and on the Securities and Exchange Commission's website at www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

The SPARX Japan Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the EDGAR database on the SEC's website at www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
--------------------------------------------------------------------------------

SPARX JAPAN FUND

EXPENSE EXAMPLE (Unaudited)
FOR THE SIX MONTHS ENDED APRIL 30, 2005

As a shareholder of the SPARX Japan Fund, you incur two types of costs: (1) transaction costs, including redemption fees on certain redemptions; and (2) ongoing costs, including management fees, distribution (12b-1) fees (Investor class of shares only), and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005 (the "period").

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of either of the classes. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

EXPENSES PAID DURING THE PERIOD

                                     INSTITUTIONAL CLASS

-----------------------------------------------------------------------------------------------------
                           Beginning                  Ending                  Expenses paid
                           account value              account value           during the period ended
                           November  1, 2004          April 30, 2005          April 30, 2005(1)
-----------------------------------------------------------------------------------------------------
Actual Example                 $1,000.00                 $1,102.30                   $6.52

Hypothetical Example,
assuming a 5% return
before expenses                $1,000.00                 $1,018.80                   $6.26


                                        INVESTOR CLASS

-----------------------------------------------------------------------------------------------------
                           Beginning                  Ending                  Expenses paid
                           account value              account value           during the period ended
                           November  1, 2004          April 30, 2005          April 30, 2005(1)
-----------------------------------------------------------------------------------------------------
Actual Example                 $1,000.00                 $1,103.10                   $7.82

Hypothetical Example,
assuming a 5% return
before expenses                $1,000.00                 $1,017.56                   $7.50

(1) Expenses are equal to the Fund's annualized expense ratios (1.25% for the Institutional Class, and 1.50% for the Investor Class), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SPARX JAPAN FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2005 (Unaudited)

SHARES                                                                     VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS                              97.7%

               BANKS                                      11.9%
   26,000      Juroku Bank, Ltd.                                      $  137,416
       53      Mizuho Financial Group, Inc.                              245,412
      105      Sumitomo Mitsui Financial Group, Inc.                     670,593
    2,000      The Aichi Bank, Ltd.                                      202,863
   23,000      The Bank of Nagoya, Ltd.                                  153,014
   54,000      The Nishi-Nippon City Bank, Ltd.                          211,486
                                                                      ----------
                                                                       1,620,784
                                                                      ----------
               CHEMICALS                                   2.1%
   18,000      Harima Chemicals, Inc.                                    117,141
   33,000      Takasago International Corp.                              167,777
                                                                      ----------
                                                                         284,918
                                                                      ----------
               COMMUNICATION                               2.4%
   12,100      Computer Engineering & Consulting, Ltd.                   133,117
    2,000      Hikari Tsushin, Inc.                                      126,109
       50      Starcat Cable Network Co., Ltd.                            71,357
                                                                      ----------
                                                                         330,583
                                                                      ----------
               CONSTRUCTION                                 0.5%
   11,000      Japan Foundation Engineering Co., Ltd.                     66,823
                                                                      ----------
               ELECTRICAL APPLIANCES                      12.6%
    9,600      Cosel Co., Ltd.                                           257,070
   27,100      Densei-Lambda K.K.                                        311,215
   16,500      Konica Minolta Holdings, Inc.                             157,354
    4,700      Nidec Copal Electronics Corp.                             156,072
    3,200      Nidec Corp.                                               371,096
    4,900      Omron Corp.                                               106,339
   20,000      Sanken Electric Co., Ltd.                                 267,567
    9,000      Zojirushi Corp.                                            76,810
                                                                      ----------
                                                                       1,703,523
                                                                      ----------
               FISHERY, AGRICULTURE & FORESTRY             1.0%
    7,100      Hokuto Corp.                                              132,443
                                                                      ----------
               FOODS                                       2.1%
   50,000      Marukin Chuyu Co., Ltd.*                                  187,468
   10,000      Nisshin Seifun Group, Inc.                                103,243
                                                                      ----------
                                                                         290,711
                                                                      ----------

SPARX JAPAN FUND

APRIL 30, 2005 (Unaudited)

SHARES                                                                     VALUE
--------------------------------------------------------------------------------

               GLASS & CERAMICS PRODUCTS                   0.5%
      19       Nihon Ceratec Co., Ltd.                                  $ 67,553
                                                                     -----------
               MACHINERY                                   5.5%
  20,500       Hitachi Construction Machinery Co., Ltd.                  259,892
  38,000       Komatsu, Ltd.                                             265,372
  11,800       THK Co., Ltd.                                             218,704
                                                                     -----------
                                                                         743,968
                                                                     -----------
               MARINE TRANSPORTATION                       0.5%
  12,000       Inui Steamship Co., Ltd.                                   62,512
                                                                     -----------
               METAL PRODUCTS                              2.4%
  10,400       Corona Corp.                                              173,914
  20,000       NHK Spring Co., Ltd.                                      151,000
                                                                     -----------
                                                                         324,914
                                                                     -----------
               OTHER FINANCIAL BUSINESS                    2.6%
 100,000       Orient Corp.*                                             347,610
                                                                     -----------
               OTHER PRODUCTS                              5.4%
   5,100       Arrk Corp.                                                197,934
  15,000       Bandai Co., Ltd.                                          340,560
   4,920       Fuji Seal International, Inc.                             155,509
   4,000       Yonex Co., Ltd.                                            42,981
                                                                     -----------
                                                                         736,984
                                                                     -----------
               PHARMACEUTICALS                             1.6%
   2,000       Nichi-iko Pharmaceutical Co., Ltd.                         18,961
  39,000       Nippon Chemiphar Co., Ltd.*                               202,800
                                                                     -----------
                                                                         221,761
                                                                     -----------
               PRECISION INSTRUMENTS                       1.7%
  13,400       Citizen Watch Co., Ltd.                                   121,024
   1,000       Hoya Corp.                                                103,616
                                                                     -----------
                                                                         224,640
                                                                     -----------
               REAL ESTATE SERVICES                        3.9%
  17,000       Mitsui Fudosan Co., Ltd.                                  187,575
   6,900       Relo Holdings, Inc.*+                                      98,938
   6,900       Relo Holdings, Inc.                                        98,440
   7,800       Shoei Co., Ltd.                                           146,922
                                                                     -----------
                                                                         531,875
                                                                     -----------

SPARX JAPAN FUND

APRIL 30, 2005 (Unaudited)

SHARES                                                                     VALUE
--------------------------------------------------------------------------------
                  RETAIL TRADE                             8.6%
    4,800         Fast Retailing Co., Ltd.                             $ 281,381
    1,200         Fujikyu Corp.                                           33,187
    4,000         Nafco Co., Ltd.                                        117,831
    7,700         Otsuka Kagu, Ltd.                                      215,388
    4,100         Plenus Co., Ltd.                                       132,380
    9,100         Segami Medics Co., Ltd.                                190,227
    6,200         Seijo Corp.                                            120,247
    3,100         United Arrows, Ltd.                                     81,349
                                                                       ---------
                                                                       1,171,990
                                                                       ---------
                  RUBBER PRODUCTS                          1.7%
    9,000         Bridgestone Corp.                                      171,092
   17,000         The Yokohama Rubber Co., Ltd.                           66,563
                                                                       ---------
                                                                         237,655
                                                                       ---------
                  SERVICES                                 9.7%
      500         Aucnet, Inc.                                            10,097
       54         DIP Corp.*                                             156,585
       40         Gendai Agency, Inc.*                                   168,764
       74         Intelligence, Ltd.                                     162,798
       31         MOC Corp.                                              221,525
       33         People Staff Co., Ltd.+                                 69,955
      200         Round One Corp.                                        434,366
   20,000         Wesco, Inc.                                             94,984
                                                                       ---------
                                                                       1,319,074
                                                                       ---------
                  TEXTILES & APPAREL                       2.7%
   33,000         Japan Vilene Co., Ltd.                                 213,919
    5,000         Sanei-International Co., Ltd.                          149,392
                                                                       ---------
                                                                         363,311
                                                                       ---------
                  TRANSPORT EQUIPMENT                      6.6%
    4,700         Denso Corp.                                            110,754
   37,000         Kayaba Industry Co., Ltd.                              119,509
   10,000         Nippon Cable System, Inc.                              147,280
    8,000         Nippon Seiki Co., Ltd.                                  98,741
    5,800         NOK Corp.                                              149,705
   37,000         T. RAD Co., Ltd.                                       165,551
    2,800         Toyota Motor Corp.                                     101,472
                                                                       ---------
                                                                         893,012
                                                                       ---------

SPARX JAPAN FUND

APRIL 30, 2005 (Unaudited)

SHARES                                                                     VALUE
--------------------------------------------------------------------------------

                WAREHOUSING & HARBOR
                TRANSPORTATION SERVICES                     0.4%
      2,500     Kintetsu World Express, Inc.                         $    49,653
                                                                     -----------

                WHOLESALE TRADE                           11.3%
        670     Cassina IXC., Ltd.                                       179,751
         40     Chip One Stop, Inc.*                                     143,992
     10,000     Cross Plus, Inc.                                         250,131
      8,700     Daiichikosho Co., Ltd.                                   223,544
     13,000     Japan Medical Dynamic Marketing, Inc.                    148,035
     40,000     Marubeni Corp.                                           128,673
      4,800     Misumi Corp.                                             141,874
         24     Nexus Co., Ltd.                                          105,051
     20,000     Wakita & Co., Ltd.                                       210,936
                                                                     -----------
                                                                       1,531,987
                                                                     -----------
                TOTAL COMMON STOCKS (Cost $12,464,632)                13,258,284
                                                                     -----------
PRINCIPAL
AMOUNT                                                                     VALUE
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS

         VARIABLE RATE
         DEMAND NOTE                                       2.9%
         UMB Bank Money Market Fiduciary, 1.28%
387,136  (Cost $387,136)                                                387,136
                                                                    -----------
         TOTAL INVESTMENTS
         (Cost $12,851,768)                              100.6%      13,645,420

         LIABILITIES LESS CASH
         AND OTHER ASSETS                                (0.6)%         (76,302)
                                                                    -----------

         NET ASSETS                                      100.0%     $13,569,118
                                                                    ===========

SPARX JAPAN FUND

APRIL 30, 2005 (Unaudited)

--------------------------------------------------------------------------------
FORWARD CURRENCY CONTRACT OPEN AT APRIL 30, 2005
--------------------------------------------------------------------------------
                             CONTRACT AMOUNT
                             ---------------
                                                         CURRENCY    UNREALIZED
SETTLEMENT DATE       RECEIVE            DELIVER          VALUE         LOSS
--------------------------------------------------------------------------------
May 31, 2005     1,410,171,620 JPY   $13,353,823 USD   $13,473,321    $(119,498)
--------------------------------------------------------------------------------
   Total                                                              $(119,498)



--------------------------------------------------------------------------------
SUMMARY OF INVESTMENTS BY COUNTRY
--------------------------------------------------------------------------------
                                       PERCENT OF
                                       INVESTMENT
COUNTRY                                SECURITIES                        VALUE
--------------------------------------------------------------------------------
Japan                                     97.1%                      $13,258,284
United States                              2.9                           387,136
--------------------------------------------------------------------------------
Total                                    100.0%                      $13,645,420
--------------------------------------------------------------------------------




* Non-income producing.
+ When-issued security.
The accompanying notes are an intergral part of the financial statements.

SPARX JAPAN FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
APRIL 30, 2005

ASSETS
  Investments at value (cost $12,851,768)                            $13,645,420
  Foreign currency (cost $4,951)                                           5,005
  Receivable for investments sold                                          4,522
  Interest and dividends receivable                                       59,142
  Receivable from Adviser                                                 21,409
  Prepaid expenses and other assets                                       29,010
                                                                     -----------
  Total assets                                                        13,764,508
                                                                     -----------

LIABILITIES
  Payable for investments purchased                                        5,948
  Unrealized loss on foreign currency exchange contracts                 119,498
  Accrued distribution fee                                                 2,897
  Accrued expenses                                                        67,047
                                                                     -----------
  Total liabilities                                                      195,390
                                                                     -----------
NET ASSETS                                                           $13,569,118
                                                                     ===========

NET ASSETS CONSIST OF
  Paid-in-capital                                                    $12,150,275
  Accumulated net investment income                                       30,643
  Accumulated net realized gain on investments and
    foreign currency transactions                                        713,330
  Net unrealized appreciation on investments and
    foreign currency translations                                        674,870
                                                                     -----------

NET ASSETS                                                           $13,569,118
                                                                     ===========

INSTITUTIONAL SHARES:
  Net assets                                                         $10,338,837
  Shares outstanding ($0.001 par value,
    unlimited shares authorized)                                         744,542
  Net asset value, offering and redemption price per share           $     13.89
                                                                     ===========
INVESTOR SHARES:
  Net assets                                                         $ 3,230,281
  Shares outstanding ($0.001 par value,
  unlimited shares authorized)                                           232,717
  Net asset value, offering and redemption price per share           $     13.88
                                                                     ===========



The accompanying notes are an integral part of the financial statements.

SPARX JAPAN FUND

STATEMENT OF OPERATIONS (Unaudited)
FOR THE SIX MONTHS ENDED APRIL 30, 2005

INVESTMENT INCOME
  Dividends from securities (net of $5,117 of non-reclaimable
    foreign withholding taxes)                                       $   67,990
  Interest                                                                3,517
                                                                     ----------
  Total Investment Income                                                71,507
                                                                     ----------
EXPENSES
  Professional fees                                                      79,261
  Investment advisory fees                                               61,825
  Transfer agent fees and expenses - Institutional shares                11,189
  Transfer agent fees and expenses - Investor shares                      9,434
  Custody fees                                                           17,613
  Administrative and fund accounting fees                                17,257
  Federal and state registration fees - Institutional shares             12,066
  Federal and state registration fees - Investor shares                   4,398
  Reports to shareholders - Institutional shares                         10,925
  Reports to shareholders - Investor shares                               4,443
  Insurance premiums                                                     12,622
  Trustees' fees                                                         10,454
  Distribution fees - Investor shares                                     3,462
  Miscellaneous expenses                                                 15,013
                                                                     -----------
  Total expenses before fee waivers and reimbursement                   269,962
  Fee waivers and expenses reimbursed                                  (189,219)
                                                                     -----------
    Net expenses                                                         80,743
                                                                     -----------
NET INVESTMENT LOSS                                                      (9,236)

NET REALIZED AND UNREALIZED GAIN ON IVESTMENTS
  Net realized gain on investments                                      612,653
  Net realized gain on foreign currency transactions                    100,677
  Change in unrealized appreciation/depreciation on investments
    and foreign currency translations                                   406,093
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $1,110,187
                                                                     ==========



The accompanying notes are an integral part of the financial statements.

SPARX JAPAN FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                    For the Six
                                                                    Months Ended              For the Year
                                                                      4/30/05                     Ended
                                                                    (Unaudited)                 10/31/04
----------------------------------------------------------------------------------------------------------

OPERATIONS
  Net investment loss                                               $    (9,236)            $   (21,952)
  Net realized gain on investments                                      612,653                 830,849
  Net realized gain/(loss) on foreign currency transactions             100,677                (166,443)
  Change in unrealized appreciation/depreciation on investments
    and foreign currency translations                                   406,093                 268,777
                                                                   -------------------------------------
  Net increase in net assets resulting from operations                1,110,187                 911,231
                                                                   -------------------------------------
DISTRIBUTIONS
  From capital gains
    Institutional shares                                               (462,097)                     --
    Investor shares                                                    (140,478)                     --
                                                                   -------------------------------------
      Total distributions                                              (602,575)                     --
                                                                   -------------------------------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares
    Institutional shares                                              1,820,403               8,657,604
    Investor shares                                                   1,215,188               2,695,921
  Proceeds from reinvestment of dividends
    Institutional shares                                                457,917                      --
    Investor shares                                                     138,781                      --
  Redemption of shares
    Institutional shares                                               (475,405)             (2,372,957)
    Investor shares                                                    (843,591)               (186,315)
  Redemption fees                                                           129                  42,600
    Net increase from capital share transactions                      2,313,422               8,836,853
                                                                   -------------------------------------
TOTAL INCREASE IN NET ASSETS                                          2,821,034               9,748,084

NET ASSETS
  Beginning of period                                                10,748,084               1,000,000
                                                                   -------------------------------------
  End of period                                                     $13,569,118             $10,748,084
                                                                   =====================================
Undistributed net investment income                                    ($30,643)            $    39,879

The accompanying notes are an integral part of the financial statements.

SPARX JAPAN FUND

STATEMENT OF CHANGES IN NET ASSETS
(CONT.)

                                                                    For the Six
                                                                    Months Ended              For the Year
                                                                      4/30/05                     Ended
                                                                    (Unaudited)                 10/31/04
----------------------------------------------------------------------------------------------------------

TRANSACTIONS IN SHARES
  INSTITUTIONAL:
    Shares sold                                                       131,458                    700,756
    Shares redeemed                                                   (34,101)                  (179,151)
    Shares reinvested                                                  35,580                         --
                                                                   ---------------------------------------
    Net increase                                                      132,937                    521,605
                                                                   =======================================
  INVESTOR:
    Shares sold                                                        87,828                    200,591
    Shares redeemed                                                   (62,343)                   (14,159)
    Shares reinvested                                                  10,800                         --
                                                                   ---------------------------------------
    Net increase                                                       36,285                    186,432
                                                                   =======================================




The accompanying notes are an integral part of the financial statements.

SPARX JAPAN FUND

FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUSTANDING THROUGHOUT THE PERIOD.

                                                                             INSTITUTIONAL SHARES
                                                                   ---------------------------------------
                                                                    For the Six
                                                                    Months Ended              For the Year
                                                                      4/30/05                     Ended
                                                                    (Unaudited)                 10/31/04
----------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA
  Net asset value, beginning of period                                 $13.31                    $10.00
                                                                   ---------------------------------------
  INCOME FROM
  INVESTMENT OPERATIONS
  Net investment loss                                                   (0.01)                    (0.04)
  Net realized and unrealized
    gain on investments                                                  1.31                      3.25
                                                                   ---------------------------------------
  Total from investment operations                                       1.30                      3.21
                                                                   ---------------------------------------
  OTHER
  Distributions from capital gains                                      (0.72)                       --

  Redemption fees                                                        --(1)                     0.10
                                                                   ---------------------------------------
  NET ASSET VALUE, END OF PERIOD                                       $13.89                    $13.31
                                                                   =======================================
  Total Return                                                         10.23%(2)                 33.10%

SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period (in thousands)                            $10,339                    $8,139

  Ratio to average net assets:
  Expenses, net of waivers and reimbursements                           1.25%(3)                  1.25%
  Expenses, before waivers and reimbursements                           4.17%(3)                  9.07%
  Investment loss, net of waivers
    and reimbursements                                                (0.10)%(3)                (0.34)%
  Investment loss, before waivers
    and reimbursements                                                (3.02)%(3)                (8.16)%
  Portfolio turnover rate                                                 55%(2)                   125%

(1) Less than $0.01.
(2) Not annualized for periods less than one year.
(3) Annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

SPARX JAPAN FUND

FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUSTANDING THROUGHOUT THE PERIOD.


                                                                             INVESTOR SHARES
                                                                   ---------------------------------------
                                                                    For the Six
                                                                    Months Ended              For the Year
                                                                      4/30/05                     Ended
                                                                    (Unaudited)                 10/31/04
----------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA
  Net asset value, beginning of period                                 $13.28                    $10.00
                                                                   ---------------------------------------
  INCOME FROM
  INVESTMENTS OPERATIONS
  Net investment loss                                                   (0.02)                    (0.08)
  Net realized and unrealized
    gain on investments                                                  1.33                      3.26
                                                                   ---------------------------------------
  Total from investment operations                                       1.31                      3.18
                                                                   ---------------------------------------
  OTHER
  Distributions from capital gains                                      (0.71)                       --

  Redemption fees                                                        --(1)                     0.10
                                                                   ---------------------------------------
  NET ASSET VALUE, END OF PERIOD                                       $13.88                    $13.28
                                                                   =======================================
  Total Return                                                         10.31%(2)                 32.80%

SUPPLEMENTAL DATA AND RATIOS
  Net assets, end of period (in thousands)                             $3,230                    $2,609

  Ratio to average net assets:
  Expenses, net of waivers and reimbursements                           1.50%(3)                  1.50%
  Expenses, before waivers and reimbursements                           5.03%(3)                 10.78%
  Investment loss, net of waivers
    and reimbursements                                                (0.34)%(3)                (0.59)%
  Investment loss, before waivers
    and reimbursements                                                (3.88)%(3)                (9.87)%
  Portfolio turnover rate                                                 55%(2)                   125%

(1) Less than $0.01.
(2) Not annualized for periods less than one year.
(3) Annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

SPARX JAPAN FUND

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (Unaudited)

NOTE 1 - ORGANIZATION

SPARX Funds Trust (the "Trust") a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. SPARX Japan Fund (the "Fund") is a separate, diversified investment portfolio of the Trust. The Fund seeks long term capital appreciation. To pursue this objective, the Fund normally invests at least 80% of its assets in equity securities of Japanese companies. The Fund commenced operations on October 31, 2003.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

A.   USE OF ESTIMATES
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates. period. Actual results could differ from those estimates.

B.   INVESTMENT VALUATION
     Equity securities are valued at the last reported sale price for the day of valuation. If there is no such reported sale and the valuation is based on the over-the-counter market, a security will be valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less may be valued at amortized cost, which approximates market value. If securities do not have readily available market quotations, including circumstances under which market prices are determined not to be accurate (such as events materially affecting the value of securities occuring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined in good faith in accordance with procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other investment companies to calculate their net asset values. Since the Fund invests in Japanese securities, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or redeem your shares.

     Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

SPARX JAPAN FUND

APRIL 30, 2005 (Unaudited)

C.   SECURITIES TRANSACTIONS AND INVESTMENT INCOME
     Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Return of capital distributions from investments will decrease the cost of investment in the investment security and thus may impact unrealized appreciation or depreciation of the investment security.

D.   FEDERAL INCOME TAXES
     The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal and state income and excise taxes.

E.   SHARE CLASSES
     The Fund currently offers two classes of shares - Investor shares and Institutional shares. Each class is identical except for the minimum investment requirements and distribution fees which are charged to the Investor class only. Each class has exclusive voting rights with respect to matters that affect their respective class.

     Investment income, realized and unrealized gains and losses are allocated to each class based on relative net assets. Expenses that are directly attributable to a specific class (which include distribution fees, transfer agent fees, registration fees, and reports to shareholders) are charged to that class and are separately disclosed in the statement of operations. Fund level expenses that are not directly attributable to a specific class are allocated to each class based on relative net assets.

F.   FUND SHARE TRANSACTIONS
     The Fund calculates the net asset value ("NAV") of each class by taking the total value of its assets, subtracting its liabilities, and dividing by the number of shares of that class. The Fund calculates the NAV of each class once daily at 9:30 a.m. (Eastern Time) on days when the Fund is open for business.

     The price of the shares an investor purchases or redeems will be the next NAV of the relevant class after receipt of an order and accepted by the Fund's transfer agent, or a broker-dealer or other financial intermediary with the authority to accept orders on the Fund's behalf. A sales or redemption order must be received by 9:30 a.m. (Eastern Time) in order to receive the current day's NAV.

G.   DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatment for items such as deferral of wash sales, foreign currency transactions and net operating losses.

SPARX JAPAN FUND

APRIL 30, 2005 (Unaudited)

H.   FOREIGN CURRENCY
     Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains or losses. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards and other factors. Because of the Fund's concentration in securities issued by companies located in Japan, the Fund will be particularly subject to the risks of any adverse social, political, and economic events which occur in Japan or affect Japanese markets, and the value of the Fund's shares may be more volatile than funds that do not similarly concentrate their investments.

I.   FORWARD CONTRACTS
     The Fund may enter into forward currency contracts to reduce its exposure to changes in foreign currency exchange rates on its foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

J.   REDEMPTION FEES
     The Fund may charge a 2.00% redemption fee for selling shares you have owned for 60 days or less. The redemption fee is treated as additional paid-in-capital and allocated to each class of shares based on relative net assets.

NOTE 3 - INVESTMENT ADVISORY AGREEMENT

The Fund has an agreement with SPARX Investment & Research, USA, Inc. (the "Adviser"), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. As compensation for its services to the Fund, the Adviser receives an investment advisory fee at an annual rate of 1.00% of the average daily net assets of the Fund, which is accrued daily and paid monthly. The Adviser has contractually agreed, until October 31, 2005, to waive receipt of its fees and/or assume expenses of the Fund so that the expenses of each class (excluding taxes, brokerage commissions, extraordinary expenses and interest expenses on borrowings) do not exceed 1.50% and 1.25% of the Investor class and Institutional class, respectively. For the six months ended April 30, 2005, the Adviser waived investment advisory fees of $61,825 and reimbursed the Fund $127,394 for other expenses.

SPARX JAPAN FUND

APRIL 30, 2005 (Unaudited)

NOTE 4 - SHAREHOLDER SERVICING AND DISTRIBUTION PLAN AND DISTRIBUTION AGREEMENT

The Trust has adopted a Shareholder Servicing and Distribution Plan pursuant to which Investor class shares bear an annual fee of 0.25% of the Investor class shares average daily net assets for expenses incurred in connection with the distribution of Investor class shares and the provision of certain services relating to shareholder accounts of Investor class shares. The Trust has entered into a distribution agreement with UMB Distribution Services, LLC pursuant to Rule 12b-1 under the 1940 Act. Under the distribution agreement, UMB Distribution Services, LLC, will act as agent for the distribution of shares of the Fund. The distribution agreement authorizes payments by Investor class shares in connection with the distribution of their shares at an annual rate of up to 0.25% of the Fund's average daily net assets.

NOTE 5 - INVESTMENT TRANSACTIONS

The Fund's cost of purchases and proceeds from sales of investment securities, other than short-term securities, were $8,696,171 and $6,526,874, respectively, for the six months ended April 30, 2005.

NOTE 6 - FEDERAL INCOME TAX INFORMATION

At  April  30,  2005,   gross   unrealized   appreciation  and  depreciation  of
investments, based on cost for federal income tax purposes, were as follows:

                  Cost of Investments                               $12,925,021
                                                                    ===========
                  Gross Unrealized Appreciation                     $ 1,112,473
                  Gross Unrealized Depreciation                        (392,074)
                                                                    -----------
                  Net Unrealized Appreciation on Investments        $   720,399
                                                                    ===========

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security tranactions.

As of October 31, 2004 (most recent fiscal year end), the components of accumulated earnings (deficit) on a tax basis were as follows:

                  Undistributed Ordinary Income (Deficit)              $602,575
                  Undistributed Long-Term Capital Gain                       --
                  Unrealized Appreciation on Investments                307,670
                  Unrealized Appreciation on Foreign Currency               986
                                                                       --------
                  Total Accumulated Earnings (Deficit)                 $911,231
                                                                       ========

SPARX JAPAN FUND

APRIL 30, 2005 (Unaudited)

NOTE 7 - RESULTS OF THE SHAREHOLDER MEETING

A special meeting of the shareholders of the Fund was held on April 12, 2005.

The matters voted on by the shareholders of record as of March 21, 2005 and results of the vote at the shareholder meeting held on April 12, 2005 were as follows:

With respect to the proposal to elect the following as Trustees:

                                            For               Authority Withheld
Ms. Alice Kane                          771,005                           28,300
Mr. Robert Straniere                    771,005                           28,300
Mr. Jack R. Thompson                    793,790                            5,515
Mr. Takaski Tsuchiya                    795,880                            3,425

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

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

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

Not authorized for distribution unless accompanied or preceded by a current prospectus.

The SPARX Japan Fund is distributed by UMB Distribution
Services, LLC.

Item 2.  Code of Ethics

            Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert

            Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

            Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants

            Not applicable.

Item 6.  Schedule of Investments

            The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

            Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

            Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

            Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

            Not applicable.

Item 11. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended the "1940 Act") are effective, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) (1)  Code of Ethics.

            Not applicable to semi-annual reports.

(a)(2) Certifications of principal executive and principal financial officers required pursuant to Rule 30a-2(a) under the 1940 Act (Exhibits (a) and (b)).

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act that was sent or given during the period covered by this report on Form N-CSR by or on behalf of the registrant to 10 or more persons.

            Not Applicable.

(b) Certification required pursuant to Rule 30a-2(b) under the 1940 Act.





SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPARX Funds Trust

By:         /s/ Takashi Tsuchiya
            --------------------
            Takashi Tsuchiya
            Chief Executive Officer

Date:       July 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Takashi Tsuchiya
            --------------------
            Takashi Tsuchiya
            Chief Executive Officer

Date:       July 7, 2005

By:         /s/ Erik C. Kleinbeck
            ---------------------
            Erik C. Kleinbeck
            Chief Financial Officer

Date:       July 7, 2005